UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (92.60%)
CONSUMER DISCRETIONARY – (17.70%)
Consumer Durables & Apparel – (2.68%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	55,900	$5,600,199
Hunter Douglas N.V. (Netherlands)	72,060	3,075,696
NIKE, Inc., Class B	54,520	3,960,333
		12,636,228
Consumer Services – (1.15%)
Las Vegas Sands Corp.	81,650	5,423,193
Media – (6.53%)
DISH Network Corp., Class A *	51,900	2,335,759
Liberty Global PLC, Series C *	278,590	21,015,437
Walt Disney Co.	115,010	7,416,995
		30,768,191
Retailing – (7.34%)
Lowe's Cos, Inc.	102,770	4,892,880
Netflix Inc. *	9,550	2,952,669
Priceline.com Inc. *	9,455	9,560,518
TJX Cos, Inc.	43,740	2,466,498
Vipshop Holdings Ltd., ADS (China)*	259,530	14,741,304
		34,613,869
	Total Consumer Discretionary	83,441,481
CONSUMER STAPLES – (7.12%)
Food & Staples Retailing – (2.02%)
Brasil Pharma S.A. (Brazil) *	553,100	1,946,569
CVS Caremark Corp.	33,750	1,915,312
Wal-Mart Stores, Inc.	76,700	5,672,732
		9,534,613
Food, Beverage & Tobacco – (4.14%)
Coca-Cola Co.	281,220	10,652,614
Diageo PLC (United Kingdom)	74,190	2,360,088
Philip Morris International Inc.	25,150	2,177,738
Unilever N.V., NY Shares (Netherlands)	114,290	4,311,019
		19,501,459
Household & Personal Products – (0.96%)
Colgate-Palmolive Co.	75,950	4,503,835
	Total Consumer Staples	33,539,907
ENERGY – (1.92%)
Schlumberger Ltd.	102,550	9,061,318
	Total Energy	9,061,318
FINANCIALS – (15.39%)
Banks – (4.04%)
Commercial Banks – (4.04%)
U.S. Bancorp	152,760	5,587,961
Wells Fargo & Co.	325,960	13,468,667
		19,056,628
Diversified Financials – (8.10%)
Capital Markets – (1.77%)
CETIP S.A. - Mercados Organizados (Brazil)	199,800	2,116,728
Charles Schwab Corp.	293,020	6,194,443
		8,311,171

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.33%)
Berkshire Hathaway Inc., Class B *	211,411	$23,997,262
JPMorgan Chase & Co.	113,220	5,852,342
		29,849,604
		38,160,775
Insurance – (3.25%)
Multi-line Insurance – (0.63%)
Loews Corp.	64,140	2,997,904
Property & Casualty Insurance – (2.62%)
Chubb Corp.	45,260	4,039,907
Markel Corp. *	16,035	8,302,442
		12,342,349
		15,340,253
	Total Financials	72,557,656
HEALTH CARE – (11.25%)
Health Care Equipment & Services – (9.58%)
Diagnosticos da America S.A. (Brazil)	291,810	1,537,852
IDEXX Laboratories, Inc. *	52,130	5,195,797
Laboratory Corp. of America Holdings *	185,600	18,400,384
UnitedHealth Group Inc.	279,500	20,014,995
		45,149,028
Pharmaceuticals, Biotechnology & Life Sciences – (1.67%)
Agilent Technologies, Inc.	28,234	1,446,992
Johnson & Johnson	74,330	6,443,668
		7,890,660
	Total Health Care	53,039,688
INDUSTRIALS – (15.04%)
Capital Goods – (6.85%)
3M Co.	30,530	3,645,587
Boeing Co.	26,700	3,137,250
Deere & Co.	47,440	3,861,142
PACCAR Inc.	253,040	14,081,676
Textron Inc.	167,620	4,627,988
TransDigm Group, Inc. *	21,160	2,934,892
		32,288,535
Commercial & Professional Services – (0.61%)
Experian PLC (United Kingdom)	151,470	2,886,180
Transportation – (7.58%)
C.H. Robinson Worldwide, Inc.	34,500	2,055,510
Expeditors International of Washington, Inc.	64,650	2,848,802
FedEx Corp.	36,440	4,158,168
Kuehne & Nagel International AG (Switzerland)	67,166	8,800,985
Wesco Aircraft Holdings, Inc. *	853,450	17,862,709
		35,726,174
	Total Industrials	70,900,889
INFORMATION TECHNOLOGY – (20.24%)
Semiconductors & Semiconductor Equipment – (2.82%)
Altera Corp.	38,800	1,442,390
Applied Materials, Inc.	116,400	2,042,238

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Intel Corp.	70,700	$1,620,798
Texas Instruments Inc.	202,950	8,176,855
		13,282,281
Software & Services – (16.89%)
Angie's List Inc. *	472,445	10,627,650
Google Inc., Class A *	39,033	34,201,886
International Business Machines Corp.	5,344	989,602
Microsoft Corp.	281,850	9,387,014
Oracle Corp.	141,250	4,685,262
Salesforce.com, Inc. *	52,350	2,717,489
SAP AG, ADR (Germany)	61,661	4,557,981
SINA Corp. (China)*	79,000	6,414,800
Youku Tudou Inc., ADR (China)*	220,830	6,050,742
		79,632,426
Technology Hardware & Equipment – (0.53%)
Hewlett-Packard Co.	118,184	2,479,501
	Total Information Technology	95,394,208
MATERIALS – (3.89%)
Air Products and Chemicals, Inc.	31,620	3,369,743
Lafarge S.A. (France)	43,050	2,998,789
Sherwin-Williams Co.	13,130	2,392,023
Sigma-Aldrich Corp.	112,380	9,586,576
	Total Materials	18,347,131
TELECOMMUNICATION SERVICES – (0.05%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	11,680	231,381
	Total Telecommunication Services	231,381
TOTAL COMMON STOCK – (Identified cost $327,056,133)		436,513,659
STOCK WARRANTS – (0.66%)
FINANCIALS – (0.66%)
Banks – (0.66%)
Commercial Banks – (0.66%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	220,450	3,095,118
TOTAL STOCK WARRANTS – (Identified cost $1,764,508)		3,095,118
SHORT-TERM INVESTMENTS – (7.13%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $33,596,103 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $34,267,920)	$33,596,000	33,596,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $33,596,000)		33,596,000
Total Investments – (100.39%) – (Identified cost $362,416,641) – (a)		473,204,777
Liabilities Less Other Assets – (0.39%)		(1,821,121)
	Net Assets – (100.00%)	$471,383,656

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2013 (Unaudited)

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $380,233,922. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$99,863,227
Unrealized depreciation	(6,892,372)
Net unrealized appreciation	$92,970,855

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2013 (Unaudited)

	Principal	Value
MORTGAGES – (98.64%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (71.26%)
Fannie Mae, 4.50%, 01/25/14	$3,268	$3,282
Fannie Mae, 4.00%, 01/25/19	259,002	264,492
Fannie Mae, 4.00%, 02/25/19	868,141	907,934
Fannie Mae, 4.00%, 07/25/23	705,270	724,020
Fannie Mae, 4.00%, 11/25/23	481,655	493,970
Fannie Mae, 2.00%, 01/25/28	4,594,371	4,547,310
Fannie Mae, 3.50%, 12/25/31	4,423,593	4,688,132
Fannie Mae, 3.50%, 09/25/36	420,370	428,422
Fannie Mae, 0.3789%, 02/25/37 (a)	54,709	54,236
Fannie Mae, 0.4289%, 03/25/37 (a)	506,089	505,443
Fannie Mae, 0.5289%, 07/25/37 (a)	491,114	490,115
Fannie Mae, 0.6789%, 06/25/38 (a)	317,131	318,847
Fannie Mae, 4.50%, 12/25/41	483,671	525,881
Fannie Mae, 3.00%, 10/25/42	2,837,858	2,924,910
Fannie Mae, 2.70%, 03/25/43	4,794,068	4,901,402
Fannie Mae Whole Loan, 5.31%, 08/25/33	185,919	189,129
Fannie Mae Whole Loan, 5.09%, 11/25/43	2,084,354	2,171,977
Fannie Mae Whole Loan, 6.292%, 08/25/47 (a)	504,709	577,800
Freddie Mac, 3.50%, 01/15/18	80,621	82,411
Freddie Mac, 4.50%, 05/15/18	1,868,827	1,977,480
Freddie Mac, 1.50%, 07/15/18	424,664	431,422
Freddie Mac, 4.50%, 07/15/18	532,773	564,453
Freddie Mac, 4.00%, 10/15/18	1,831,114	1,932,548
Freddie Mac, 4.50%, 02/15/19	3,401,701	3,615,508
Freddie Mac, 4.50%, 09/15/23	564,562	590,367
Freddie Mac, 3.50%, 02/15/24	1,096,066	1,123,810
Freddie Mac, 3.50%, 07/15/24	607,238	621,772
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,142,274
Freddie Mac, 3.50%, 04/15/25	1,194,363	1,242,186
Freddie Mac, 3.00%, 12/15/25	1,295,878	1,338,249
Freddie Mac, 4.00%, 01/15/26	1,610,433	1,721,317
Freddie Mac, 3.00%, 10/15/26	2,878,173	3,009,669
Freddie Mac, 4.00%, 01/15/28	1,163,321	1,200,299
Freddie Mac, 4.50%, 04/15/32	725,302	738,261
Freddie Mac, 4.50%, 08/15/36	793,402	839,903
Freddie Mac, 4.00%, 03/15/37	1,965,236	2,051,281
Freddie Mac, 4.00%, 01/15/38	2,782,802	2,890,329
Freddie Mac, 3.00%, 06/15/39	576,450	598,314
Freddie Mac, 2.50%, 09/15/40	722,968	737,905
Freddie Mac, 4.00%, 12/15/40	4,216,871	4,407,186
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	661,809	784,948
Ginnie Mae, 2.00%, 11/16/27	4,685,306	4,678,119
Ginnie Mae, 4.00%, 11/20/30	20,771	20,792
Ginnie Mae, 4.00%, 05/20/33	2,652,345	2,756,955
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,539,434
Ginnie Mae, 3.536%, 09/16/35	830,346	842,646

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 3.421%, 11/16/35	$917,377	$919,892
Ginnie Mae, 3.50%, 07/20/36	1,028,331	1,074,052
Ginnie Mae, 5.4449%, 12/16/36 (a)	151,469	157,621
Ginnie Mae, 6.1279%, 04/20/37 (a)	2,323,309	2,596,109
Ginnie Mae, 3.00%, 06/20/38	1,216,969	1,267,221
Ginnie Mae, 2.7166%, 02/16/44	2,509,149	2,528,458
	Total Collateralized Mortgage Obligations	77,740,493
FANNIE MAE POOLS – (18.48%)
4.832%, 01/01/15, Pool No. 725788	547,913	562,630
6.00%, 09/01/17, Pool No. 665776	620,808	656,131
4.50%, 03/01/18, Pool No. AJ0354	725,972	756,733
5.00%, 03/01/18, Pool No. 357369	237,854	253,295
4.50%, 08/01/18, Pool No. 254833	532,736	565,278
3.50%, 01/01/21, Pool No. MA0629	1,373,592	1,470,979
2.50%, 11/01/22, Pool No. AQ4765	4,468,117	4,601,105
2.50%, 10/01/27, Pool No. AP9869	3,126,888	3,159,373
4.00%, 02/01/30, Pool No. MA0329	3,967,095	4,214,605
6.50%, 07/01/32, Pool No. 635069	97,825	107,047
2.201%, 05/01/35, Pool No. 826242 (b)	400,692	414,059
2.403%, 01/01/36, Pool No. 848973 (b)	236,855	258,109
5.617%, 04/01/36, Pool No. 851605 (b)	286,399	307,748
6.00%, 09/01/37, Pool No. 888796	371,606	408,004
6.132%, 10/01/37, Pool No. AL1846 (b)	2,260,810	2,425,708
	Total Fannie Mae Pools	20,160,804
FREDDIE MAC POOLS – (7.01%)
5.50%, 12/01/18, Pool No. G11684	361,930	381,927
3.50%, 03/01/21, Pool No. J14793	1,095,730	1,164,847
5.50%, 11/01/21, Pool No. G12454	524,393	569,561
5.50%, 06/01/22, Pool No. G12688	232,076	245,115
2.50%, 05/01/23, Pool No. G14738	2,839,580	2,891,256
4.00%, 05/01/24, Pool No. J09596	993,145	1,056,364
3.50%, 01/01/26, Pool No. G18373	483,589	511,071
2.502%, 12/01/34, Pool No. 1H1238 (b)	257,294	272,826
2.716%, 04/01/36, Pool No. 848422 (b)	527,937	556,854
	Total Freddie Mac Pools	7,649,821
GINNIE MAE POOLS – (1.89%)
5.00%, 10/20/40, Pool No. 783539	1,936,606	2,058,974
	Total Ginnie Mae Pools	2,058,974
TOTAL MORTGAGES – (Identified cost $107,140,039)		107,610,092
OTHER AGENCIES – (0.24%)
Housing Urban Development, 6.00%, 08/01/20	260,000	264,157
TOTAL OTHER AGENCIES – (Identified cost $260,000)		264,157

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.70%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $762,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $777,240)	$762,000	$762,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $762,000)		762,000
	Total Investments – (99.58%) – (Identified cost $108,162,039) – (c)	108,636,249
	Other Assets Less Liabilities – (0.42%)	456,280
	Net Assets – (100.00%)	$109,092,529

(a)
The interest rates on floating rate securities, shown as of September 30, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of September 30, 2013, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $108,162,039. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,355,839
Unrealized depreciation	(881,629)
Net unrealized appreciation	$474,210

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2013 (Unaudited)

	Principal	Value
FANNIE MAE – (10.34%)
1.05%, 10/22/13	$1,000,000	$1,000,529
0.32%, 10/25/13 (a)	1,500,000	1,500,215
0.1519%, 11/08/13 (a)	4,500,000	4,500,331
0.75%, 12/18/13	4,141,000	4,146,439
2.75%, 03/13/14	5,474,000	5,537,944
1.35%, 03/21/14	4,500,000	4,526,005
2.50%, 05/15/14	2,167,000	2,199,254
TOTAL FANNIE MAE – (Identified cost $23,410,717)		23,410,717
FEDERAL FARM CREDIT BANK – (11.56%)
3.875%, 10/07/13	4,600,000	4,602,826
0.22%, 10/15/13 (a)	2,000,000	2,000,100
0.1317%, 12/06/13 (a)	4,500,000	4,500,000
0.1823%, 12/16/13 (a)	1,250,000	1,250,082
1.30%, 12/23/13	4,500,000	4,512,133
0.15%, 01/17/14	4,500,000	4,500,633
0.025%, 02/10/14 (a)	1,200,000	1,199,869
0.1489%, 07/25/14 (a)	3,600,000	3,600,891
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $26,166,534)		26,166,534
FEDERAL HOME LOAN BANK – (27.12%)
3.625%, 10/18/13	1,270,000	1,272,062
0.10%, 11/06/13	3,000,000	3,000,142
0.29%, 11/14/13	1,600,000	1,600,305
0.14%, 11/15/13 (a)	3,730,000	3,730,260
0.30%, 12/04/13	2,700,000	2,700,834
0.30%, 12/06/13	4,000,000	4,001,451
3.125%, 12/13/13	4,015,000	4,038,925
4.00%, 12/13/13	1,000,000	1,007,690
0.875%, 12/27/13	3,000,000	3,005,340
1.00%, 12/27/13	2,700,000	2,705,198
0.083%, 01/03/14 (a)	3,700,000	3,699,260
0.26%, 01/23/14	2,000,000	2,000,782
1.125%, 01/29/14	2,700,000	2,708,953
0.062%, 02/07/14 (a)	4,500,000	4,499,559
0.125%, 03/04/14	4,250,000	4,250,062
0.18%, 03/04/14	2,700,000	2,700,681
0.125%, 03/27/14	5,000,000	5,000,599
0.133%, 04/01/14 (a)	4,500,000	4,500,698
0.125%, 08/22/14	5,000,000	4,997,462
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $61,420,263)		61,420,263
FREDDIE MAC – (13.85%)
0.50%, 10/15/13	1,400,000	1,400,199
0.875%, 10/28/13	6,800,000	6,803,593
0.1526%, 11/04/13 (a)	5,200,000	5,200,099
4.875%, 11/15/13	2,600,000	2,615,158

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Principal	Value
FREDDIE MAC – (CONTINUED)
0.36%, 11/18/13 (a)	$2,200,000	$2,200,857
0.375%, 11/27/13	4,600,000	4,601,878
0.625%, 12/23/13	795,000	795,887
5.00%, 01/30/14	2,475,000	2,514,767
1.35%, 04/29/14	2,205,000	2,220,165
1.00%, 07/30/14	3,000,000	3,021,121
TOTAL FREDDIE MAC – (Identified cost $31,373,724)		31,373,724
OTHER AGENCIES – (1.27%)
AID - Israel, 0.1075%, 11/15/13 (Israel)(b)	2,875,000	2,874,623
TOTAL OTHER AGENCIES – (Identified cost $2,874,623)		2,874,623
REPURCHASE AGREEMENTS – (35.74%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $80,938,247 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $82,556,760)	80,938,000	80,938,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $80,938,000)		80,938,000
Total Investments – (99.88%) – (Identified cost $226,183,861) – (c)		226,183,861
Other Assets Less Liabilities – (0.12%)		281,906
	Net Assets – (100.00%)	$226,465,767

(a)
The interest rates on floating rate securities, shown as of September 30, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $226,183,861.

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (96.79%)
CONSUMER DISCRETIONARY – (1.63%)
Retailing – (1.63%)
Bed Bath & Beyond Inc. *	130,000	$10,059,400
	Total Consumer Discretionary	10,059,400
CONSUMER STAPLES – (2.90%)
Food & Staples Retailing – (2.90%)
CVS Caremark Corp.	315,500	17,904,625
	Total Consumer Staples	17,904,625
ENERGY – (2.87%)
Canadian Natural Resources Ltd. (Canada)	562,990	17,700,406
	Total Energy	17,700,406
FINANCIALS – (86.95%)
Banks – (13.49%)
Commercial Banks – (13.49%)
ICICI Bank Ltd., ADR (India)	121,697	3,709,325
SKBHC Holdings LLC *(a)	1,916	8,021,056
State Bank of India Ltd., GDR (India)	332,813	17,306,276
U.S. Bancorp	30,171	1,103,655
Wells Fargo & Co.	1,286,419	53,154,833
		83,295,145
Diversified Financials – (43.12%)
Capital Markets – (25.21%)
Ameriprise Financial, Inc.	111,554	10,160,338
Bank of New York Mellon Corp.	1,193,374	36,027,961
Brookfield Asset Management Inc., Class A (Canada)	680,090	25,435,366
Charles Schwab Corp.	95,998	2,029,398
Goldman Sachs Group, Inc.	126,992	20,091,404
Julius Baer Group Ltd. (Switzerland)	722,832	33,729,762
Oaktree Capital Group LLC, Class A	537,600	28,143,360
		155,617,589
Consumer Finance – (11.70%)
American Express Co.	941,582	71,108,273
First Marblehead Corp. *	1,305,032	1,070,126
		72,178,399
Diversified Financial Services – (6.21%)
Bank of America Corp.	121,264	1,673,443
Cielo S.A. (Brazil)	283,564	7,669,010
Visa Inc., Class A	151,737	28,996,941
		38,339,394
		266,135,382
Insurance – (30.22%)
Multi-line Insurance – (10.33%)
American International Group, Inc.	713,000	34,673,190
Loews Corp.	621,345	29,041,666
		63,714,856
Property & Casualty Insurance – (10.23%)
Markel Corp. *	67,186	34,786,895
Progressive Corp.	1,041,565	28,361,815
		63,148,710

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.66%)
Alleghany Corp. *	75,318	$30,854,019
Everest Re Group, Ltd.	197,972	28,787,108
		59,641,127
		186,504,693
Real Estate – (0.12%)
Brookfield Property Partners L.P.	39,037	756,537
	Total Financials	536,691,757
INFORMATION TECHNOLOGY – (2.44%)
Software & Services – (2.44%)
Google Inc., Class A *	17,200	15,071,156
	Total Information Technology	15,071,156
TOTAL COMMON STOCK – (Identified cost $344,614,291)		597,427,344
SHORT-TERM INVESTMENTS – (3.26%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $20,112,061 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14- 09/20/43, total market value $20,514,240)	$20,112,000	20,112,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $20,112,000)		20,112,000
Total Investments – (100.05%) – (Identified cost $364,726,291) – (b)		617,539,344
Liabilities Less Other Assets – (0.05%)		(284,449)
	Net Assets – (100.00%)	$617,254,895

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

* Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $8,021,056 or 1.30% of the Fund’s net assets as of September 30, 2013.

(b) Aggregate cost for federal income tax purposes is $370,226,984. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$289,749,296
Unrealized depreciation	(42,436,936)
Net unrealized appreciation	$247,312,360

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (63.43%)
CONSUMER DISCRETIONARY – (9.93%)
Consumer Services – (1.71%)
School Specialty, Inc. *(a)	69,205	$6,055,438
Media – (3.03%)
News Corp., Class A *	27,525	442,189
Twenty-First Century Fox, Inc., Class A	308,256	10,328,117
		10,770,306
Retailing – (5.19%)
Amazon.com, Inc. *	17,801	5,566,996
Kohl's Corp.	248,000	12,834,000
		18,400,996
	Total Consumer Discretionary	35,226,740
CONSUMER STAPLES – (4.94%)
Food & Staples Retailing – (2.35%)
Whole Foods Market, Inc.	142,644	8,342,534
Food, Beverage & Tobacco – (2.59%)
Tyson Foods, Inc., Class A	324,000	9,162,720
	Total Consumer Staples	17,505,254
ENERGY – (8.84%)
Devon Energy Corp.	200,620	11,587,811
Nabors Industries Ltd.	626,100	10,055,166
Transocean Ltd. (Switzerland)	218,131	9,706,830
	Total Energy	31,349,807
FINANCIALS – (10.43%)
Diversified Financials – (8.24%)
Consumer Finance – (2.60%)
ADFITECH, Inc. *	266,000	857,850
American Express Co.	110,940	8,378,189
		9,236,039
Diversified Financial Services – (5.64%)
Bank of America Corp.	668,866	9,230,351
Citigroup Inc.	221,952	10,766,891
		19,997,242
		29,233,281
Real Estate – (2.19%)
Forest City Enterprises, Inc., Class A *	409,200	7,750,248
	Total Financials	36,983,529
HEALTH CARE – (6.50%)
Health Care Equipment & Services – (3.37%)
Universal Health Services, Inc., Class B	159,060	11,927,910
Pharmaceuticals, Biotechnology & Life Sciences – (3.13%)
Valeant Pharmaceuticals International, Inc. (Canada)*	106,486	11,109,684
	Total Health Care	23,037,594
INDUSTRIALS – (11.33%)
Capital Goods – (8.10%)
General Electric Co.	354,300	8,464,227
Masco Corp.	438,880	9,339,366
Quanta Services, Inc. *	396,490	10,907,440
		28,711,033

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (3.23%)
Waste Connections, Inc.	252,170	$11,451,040
	Total Industrials	40,162,073
INFORMATION TECHNOLOGY – (3.74%)
Semiconductors & Semiconductor Equipment – (3.74%)
Fairchild Semiconductor International, Inc. *	423,897	5,887,929
International Rectifier Corp. *	298,300	7,388,891
		13,276,820
	Total Information Technology	13,276,820
MATERIALS – (6.09%)
Allegheny Technologies, Inc.	402,340	12,279,417
Freeport-McMoRan Copper & Gold Inc.	184,782	6,112,588
Molycorp, Inc. *	190,300	1,248,368
United States Steel Corp.	94,200	1,939,578
	Total Materials	21,579,951
UTILITIES – (1.63%)
AES Corp.	436,116	5,795,982
	Total Utilities	5,795,982
TOTAL COMMON STOCK – (Identified cost $213,918,773)		224,917,750
CONVERTIBLE PREFERRED STOCK – (4.16%)
INDUSTRIALS – (1.93%)
Transportation – (1.93%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	153,200	6,822,180
	Total Industrials	6,822,180
UTILITIES – (2.23%)
AES Trust III, 6.75%, Conv. Pfd.	156,417	7,918,610
	Total Utilities	7,918,610
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $11,771,498)		14,740,790
CONVERTIBLE BONDS – (17.90%)
FINANCIALS – (2.11%)
Real Estate – (2.11%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 4.25%, 08/15/18	$6,700,000	7,474,687
	Total Financial	7,474,687
INDUSTRIALS – (4.16%)
Capital Goods – (4.16%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	2,819,000	14,760,989
	Total Industrials	14,760,989
INFORMATION TECHNOLOGY – (4.73%)
Semiconductors & Semiconductor Equipment – (4.73%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	13,514,000	16,757,428
	Total Information Technology	16,757,428

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Principal	Value
CONVERTIBLE BONDS – (CONTINUED)
MATERIALS – (6.90%)
Molycorp, Inc., Conv. Sr. Notes, 3.25%, 06/15/16	$7,235,000	$5,064,500
Molycorp, Inc., Conv. Sr. Notes, 6.00%, 09/01/17	5,548,000	4,414,127
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	13,475,000	14,982,516
	Total Materials	24,461,143
TOTAL CONVERTIBLE BONDS – (Identified cost $52,182,277)		63,454,247
CORPORATE BONDS – (2.23%)
CONSUMER DISCRETIONARY – (0.37%)
Retailing – (0.37%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	1,132,000	1,307,800
	Total Consumer Discretionary	1,307,800
FINANCIALS – (0.40%)
Real Estate – (0.40%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	1,429,750
	Total Financials	1,429,750
HEALTH CARE – (0.29%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.29%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada)(c)	1,000,000	1,045,000
	Total Health Care	1,045,000
INDUSTRIALS – (0.35%)
Capital Goods – (0.35%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	1,109,500	1,232,932
	Total Industrials	1,232,932
MATERIALS – (0.82%)
Molycorp, Inc., Sr. Notes, 10.00%, 06/01/20	2,900,000	2,907,250
	Total Materials	2,907,250
TOTAL CORPORATE BONDS – (Identified cost $16,064,931)		7,922,732
SHORT-TERM INVESTMENTS – (1.77%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $6,278,019 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $6,403,560)	6,278,000	6,278,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,278,000)		6,278,000
Total Investments – (89.49%) – (Identified cost $300,215,479) – (d)		317,313,519
Other Assets Less Liabilities – (10.51%)		37,258,299
	Net Assets – (100.00%)	$354,571,818

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2013 (Unaudited)

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2013. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2013, amounts to $6,055,438. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2012	Gross Additions (1)	Gross Reductions	Shares September 30, 2013	Dividend Income
School Specialty, Inc.	–	69,205	–	69,205	$–

	(1) Gross additions due to corporate action.

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2013, the value of defaulted securities amounted to $1,429,750 (cost: $9,921,191) or 0.40% of the Fund's net assets.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,045,000 or 0.29% of the Fund's net assets as of September 30, 2013.

(d)	Aggregate cost for federal income tax purposes is $300,215,479. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$67,007,527
Unrealized depreciation	(49,909,487)
Net unrealized appreciation	$17,098,040

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (92.18%)
FINANCIALS – (89.77%)
Real Estate – (89.77%)
Real Estate Investment Trusts (REITs) – (82.10%)
Diversified REITs – (7.75%)
British Land Co. PLC (United Kingdom)	90,540	$846,472
Cousins Properties, Inc.	84,280	867,241
Land Securities Group PLC (United Kingdom)	73,370	1,091,577
Liberty Property Trust	144,810	5,155,236
Vornado Realty Trust	120,444	10,124,523
		18,085,049
Industrial REITs – (3.42%)
DCT Industrial Trust Inc.	359,660	2,585,955
EastGroup Properties, Inc.	69,470	4,113,319
Prologis, Inc.	34,210	1,286,980
		7,986,254
Office REITs – (16.89%)
Alexandria Real Estate Equities, Inc.	98,933	6,316,872
BioMed Realty Trust, Inc.	128,540	2,389,559
Boston Properties, Inc.	74,570	7,971,533
Corporate Office Properties Trust	218,558	5,048,690
Digital Realty Trust, Inc.	167,262	8,881,612
DuPont Fabros Technology Inc.	229,190	5,906,226
SL Green Realty Corp.	32,580	2,894,407
		39,408,899
Residential REITs – (19.50%)
American Campus Communities, Inc.	309,250	10,560,888
AvalonBay Communities, Inc.	105,760	13,441,038
BRE Properties, Inc.	63,700	3,233,412
Campus Crest Communities, Inc.	210,590	2,274,372
Education Realty Trust, Inc.	495,770	4,511,507
Essex Property Trust, Inc.	54,020	7,978,754
Post Properties, Inc.	77,580	3,492,652
		45,492,623
Retail REITs – (19.77%)
Acadia Realty Trust	110,950	2,738,246
CBL & Associates Properties, Inc.	192,560	3,677,896
DDR Corp.	191,800	3,013,178
Federal Realty Investment Trust	57,300	5,813,085
General Growth Properties, Inc.	256,780	4,953,286
Hammerson PLC (United Kingdom)	85,650	694,681
Simon Property Group, Inc.	114,972	17,042,300
Tanger Factory Outlet Centers, Inc.	117,820	3,846,823
Taubman Centers, Inc.	64,450	4,338,129
		46,117,624
Specialized REITs – (14.77%)
American Tower Corp.	98,390	7,293,651
HCP, Inc.	56,800	2,325,960
Host Hotels & Resorts Inc.	290,640	5,135,609
LaSalle Hotel Properties	153,670	4,382,668

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Public Storage	26,850	$4,310,767
Rayonier Inc.	63,230	3,518,750
Ventas, Inc.	121,680	7,483,320
		34,450,725
		191,541,174
Real Estate Management & Development – (7.67%)
Real Estate Operating Companies – (7.67%)
Forest City Enterprises, Inc., Class A *	944,484	17,888,527
	Total Financials	209,429,701
TELECOMMUNICATION SERVICES – (2.41%)
SBA Communications Corp., Class A *	69,850	5,620,131
	Total Telecommunication Services	5,620,131
TOTAL COMMON STOCK – (Identified cost $217,633,183)		215,049,832
PREFERRED STOCK – (0.44%)
FINANCIALS – (0.44%)
Real Estate – (0.44%)
Real Estate Investment Trusts (REITs) – (0.44%)
Office REITs – (0.44%)
DuPont Fabros Technology Inc., 7.625%, Series B	41,000	1,027,563
TOTAL PREFERRED STOCK – (Identified cost $1,025,000)		1,027,563
CONVERTIBLE BONDS – (3.51%)
FINANCIALS – (3.51%)
Real Estate – (3.51%)
Real Estate Investment Trusts (REITs) – (2.82%)
Office REITs – (2.82%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	6,590,531
Real Estate Management & Development – (0.69%)
Real Estate Operating Companies – (0.69%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,600,950
	Total Financials	8,191,481
TOTAL CONVERTIBLE BONDS – (Identified cost $5,855,000)		8,191,481
SHORT-TERM INVESTMENTS – (2.17%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $5,064,015 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $5,165,280)	5,064,000	5,064,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,064,000)		5,064,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2013 (Unaudited)

Total Investments – (98.30%) – (Identified cost $229,577,183) – (b)	$229,332,876
Other Assets Less Liabilities – (1.70%)	3,975,021
Net Assets – (100.00%)	$233,307,897

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $6,590,531 or 2.82% of the Fund's net assets as of September 30, 2013.

(b)	Aggregate cost for federal income tax purposes is $230,229,783. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$10,518,335
Unrealized depreciation	(11,415,242)
Net unrealized depreciation	$(896,907)

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$83,441,481	$–	$–	$10,059,400	$29,171,302	$–
Consumer Staples	33,539,907	–	–	17,904,625	17,505,254	–
Energy	9,061,318	–	–	17,700,406	31,349,807	–
Financials	75,652,774	–	–	528,670,701	36,125,679	210,457,264
Health Care	53,039,688	–	–	–	23,037,594	–
Industrials	70,900,889	–	–	–	40,162,073	–
Information Technology	95,394,208	–	–	15,071,156	13,276,820	–
Materials	18,347,131	–	–	–	21,579,951	–
Telecommunication Services	231,381	–	–	–	–	5,620,131
Utilities	–	–	–	–	13,714,592	–
Total Level 1	439,608,777	–	–	589,406,288	225,923,072	216,077,395

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	6,055,438	–
Financials	–	–	–	–	857,850	–
Industrials	–	–	–	–	6,822,180	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	107,874,249	–	–	–	–
Short-term	–	–	145,245,861	–	–	–
Convertible debt securities	–	–	–	–	63,454,247	8,191,481
Corporate debt securities	–	–	–	–	7,922,732	–
Short-term securities	33,596,000	762,000	80,938,000	20,112,000	6,278,000	5,064,000
Total Level 2	33,596,000	108,636,249	226,183,861	20,112,000	91,390,447	13,255,481

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	8,021,056	–	–
Total Level 3	–	–	–	8,021,056	–	–
Total Investments	$473,204,777	$108,636,249	$226,183,861	$617,539,344	$317,313,519	$229,332,876

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2013.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2013:

Davis Financial Fund
Investment Securities:
Beginning balance	$8,504,465
Increase in unrealized depreciation	(483,409)
Ending balance	$8,021,056

Increase in unrealized depreciation during the period on Level 3 securities still held at September 30, 2013	$(483,409)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Davis Financial Fund
Assets Table Investments at Value:
Equity securities:
Fair value at September 30, 2013	$8,021,056

Valuation technique	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate
Amount	25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. Generally, an increase in discount rates would result in a decrease in the fair value of the investment.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 27, 2013